Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Acquisitions
Acquisitions

Note 3—Acquisitions

October 2016 Acquisition

On October 3, 2016, the Company acquired an unaffiliated oil and gas company’s interests in approximately 6,100 net acres of leasehold, and related producing and non‑producing properties located primarily in Weld County, Colorado, along with various other related rights, permits, contracts, equipment, rights of way, gathering systems and other assets (the “Bayswater Assets” and the acquisition, the “October 2016 Acquisition” or the “Bayswater Acquisition”). The seller received aggregate consideration of approximately $419.0 million in cash. The effective date for the acquisition was July 1, 2016, with purchase price adjustments calculated as of the closing date on October 3, 2016. The acquisition provides new development opportunities in the DJ Basin as well as increases the Company’s existing working interest, as the majority of the locations are located on acreage in which the Company already owns a majority working interest and operates. The acquired producing properties contributed no revenue for the three and nine months ended September 30, 2016 and 2015, respectively. The Company incurred $0.3 million and $0.3 million of transaction costs related to the acquisition for the three and nine months ended September 30, 2016, respectively. These transaction costs are recorded in the consolidated statements of operations within the acquisition transaction expenses line item. The Company will also incur $2.0 million in transaction costs associated with a finder’s fee to an unaffiliated third party. The fee was contingent on the transaction closing and will be expensed in the fourth quarter of 2016.  No transaction costs related to the acquisition were incurred for the three and nine months ended September 30, 2015. The Company also made a $42.0 million deposit in July 2016 in conjunction with October 2016 Acquisition, which has been reflected in the September 30, 2016 consolidated balance sheet within the cash held in escrow line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of October 3, 2016. The Company has not completed the transaction’s post-closing settlement, which is scheduled to occur in April 2017. As the post-close has not occurred, management has not had the opportunity to complete its assessment of the fair values of assets acquired and liabilities assumed. Accordingly, the below allocation will change as additional information becomes available and is assessed by the Company, and the impact of such changes may be material. The following table summarizes the preliminary purchase price and the preliminary estimated values of assets acquired and liabilities assumed (in thousands):

Preliminary Purchase Price	October 3, 2016
Consideration given
Cash	$419,044
Total consideration given	$419,044
Preliminary Allocation of Purchase Price
Proved oil and gas properties	$255,105
Unproved oil and gas properties	109,900
Total fair value of oil and gas properties acquired	365,005
Goodwill	$63,866
Working capital	(6,122)
Asset retirement obligations	(3,705)
Fair value of net assets acquired	$419,044
Working capital acquired was estimated as follows:
Revenue payable	$(1,888)
Production taxes payable	(3,350)
Accrued liabilities	(884)
Total working capital	$(6,122)
(1)

Goodwill is estimated to be approximately $63.9 million based on the preliminary allocation of purchase price. Goodwill is primarily attributable to a decrease in commodity prices from the time the acquisition was negotiated and commodity prices on October 3, 2016 and the operational and financial synergies expected to be realized from the acquisition.

Option to Acquire Additional Assets from October 2016 Acquisition

Upon the closing of the October 2016 Acquisition, the Company made a $10.0 million non‑refundable payment for an option to purchase additional assets from the seller of the October 2016 Acquisition (the “Additional Assets”) for an additional $190.0 million, for a total purchase price for the Additional Assets of $200.0 million. The option may be exercised at any time until March 31, 2017. If the Company does not exercise the option to acquire the Additional Assets, the seller will have the right until April 30, 2017 to elect to sell those assets to the Company for an additional $120.0 million, for a total purchase price for the Additional Assets of $130.0 million. The Additional Assets include approximately 9,100 net acres of leasehold and related producing and non‑producing properties located primarily in Weld County, and to a lesser extent Adams and Arapahoe Counties, Colorado, along with various other related rights, permits, contracts, equipment, rights of way, gathering systems and other assets. The Additional Assets would provide new development opportunities in the DJ Basin.

August 2016 Acquisition

On August 23, 2016, the Company acquired an unaffiliated oil and gas company’s interests in approximately 850 net acres of leasehold located primarily in Weld County, Colorado, along with various other related rights, permits, contracts, equipment, rights of way and other assets (the “August 2016 Acquisition”). The seller received aggregate consideration of approximately $13.7 million in cash. The effective date for the acquisition was August 31, 2016, with purchase price adjustments calculated as of the closing date on August 23, 2016. The acquisition provided new development opportunities in the DJ Basin as well as additions adjacent to the Company’s core project area. The acquired producing properties contributed de minimis revenue or earnings for the three and nine months ended September 30, 2016. The acquired producing properties contributed no revenue for the three and nine months ended September 30, 2015. The Company incurred $0.1 million and $0.1 million of transaction costs related to the acquisition for the three and nine months ended September 30, 2016, respectively. No transaction costs related to the acquisition were incurred for the three and nine months ended September 30, 2015. These transaction costs are recorded in the consolidated statements of operations within the acquisition transaction expenses line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of August 23, 2016. The Company has not completed the transaction’s post-closing settlement, which is scheduled to occur in February 2017. As the post-close has not occurred, management has not had the opportunity to complete its assessment of the fair values of assets acquired and liabilities assumed. Accordingly, the below allocation will change as additional information becomes available and is assessed by the Company, and the impact of such changes may be material. The following table summarizes the preliminary purchase price and the preliminary estimated values of assets acquired and liabilities assumed (in thousands):

Preliminary Purchase Price	August 23, 2016
Consideration given
Cash	$13,674
Total consideration given	$13,674
Preliminary Allocation of Purchase Price
Proved oil and gas properties	$9,824
Unproved oil and gas properties	6,872
Total fair value of oil and gas properties acquired	16,696
Working capital	$—
Asset retirement obligations	(3,022)
Fair value of net assets acquired	$13,674
Working capital acquired was estimated as follows (1):
Accounts receivable	$—
Revenue payable	—
Production taxes payable	—
Total working capital	$—
(1)

The Company anticipates acquiring various working capital items such as accounts receivable, revenue payable and production taxes payable liabilities. These working capital adjustments will result in an adjustment to the purchase price at closing. At this time, the working capital adjustments could not be estimated.

March 2015 Acquisition

On March 10, 2015, the Company acquired an unaffiliated oil and gas company’s interests in approximately 39,000 net acres of leasehold, and related producing properties located primarily in Adams, Broomfield, Boulder and Weld Counties, Colorado, along with various other related rights, permits, contracts, equipment, rights of way, gathering systems and other assets (the “March 2015 Acquisition”). The seller received aggregate consideration of approximately $120.5 million in cash. The effective date for the acquisition was January 1, 2014, with purchase price adjustments calculated as of the closing date on March 10, 2015. The acquisition provided new development opportunities in the DJ Basin as well as additions adjacent to the Company’s core project area and the acquired producing properties contributed revenue of $2.1 million and $6.8 million to the Company for the three and nine months ended September 30, 2016 respectively, and $2.8 million and $6.8 million to the Company for the three and nine months ended September 30 2015, respectively. The Company determined that it is not practical to calculate net income associated with March 2015 Acquisition. The Company incurred $0.5 million of transaction costs related to the acquisition for the nine months ended September 30, 2015. These transaction costs are recorded in the consolidated statements of operations within the general and administrative expense line item. No transaction costs related to the acquisition were incurred for the three months ended September 30, 2015. No transaction costs related to the acquisition were incurred for the three months ended September 30, 2016. Additionally, the Company incurred $6.0 million of non‑cash transaction costs associated with a finder’s fee to an unaffiliated third‑party. The Company assigned an over‑riding royalty interest in the proved and unproved oil and gas properties acquired in the March 2015 Acquisition, which had a fair value of $6.0 million on the measurement date. These transaction costs are recorded in the consolidated statements of operations within the acquisition transaction expense line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of March 10, 2015. In November 2015, the Company completed the transaction’s post‑closing settlement. The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	March 10, 2015
Consideration given
Cash	$120,524
Total consideration given	$120,524
Allocation of Purchase Price
Proved oil and gas properties	$80,952
Unproved oil and gas properties	69,450
Total fair value of oil and gas properties acquired	150,402
Working capital	$(1,996)
Asset retirement obligations	(27,882)
Fair value of net assets acquired	$120,524
Working capital acquired was estimated as follows:
Accounts receivable	$462
Revenue payable	(718)
Production taxes payable	(1,740)
Total working capital	$(1,996)

Pro Forma Financial Information

For the three and nine months ended September 30, 2016 and 2015, the following pro forma financial information represents the combined results for the Company and the properties acquired in the March 2015 Acquisition as if the acquisition and related financing had occurred on January 1, 2015. For purposes of the pro forma financial information, it was assumed that the Company issued equity to finance the March 2015 Acquisition. The pro forma financial information includes the effects of adjustments for depletion, depreciation, amortization and accretion expense of $1.5 million for the nine months ended September 30, 2015. The pro forma financial information includes the effects of a decrease in non‑recurring transaction costs that are included in general and administrative expenses and acquisition transaction expenses of $6.4 million for the nine months ended September 30, 2015. The pro forma financial information excludes the effects of the October 2016 Acquisition as the information needed for the pro forma financial information was not available. Additionally, the pro forma financial information excludes the effects the August 2016 Acquisition as these pro forma adjustments were de minimis.

The following pro forma results (in thousands) do not include any cost savings or other synergies that may result from the acquisition or any estimated costs that have been or will be incurred by the Company to integrate the properties acquired. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Revenues	$72,902	$48,846	$183,399	$143,624
Operating expenses	$95,214	$64,422	$273,581	$178,658
Net income (loss)	$(37,267)	$18,650	$(210,400)	$(32,870)
Income (loss) per unit
Basic	$(0.11)	$0.07	$(0.63)	$(0.12)
Diluted	$(0.11)	$0.07	$(0.63)	$(0.12)

Note 4—Acquisitions

May 2014 Acquisition

On May 29, 2014, the Company acquired an unaffiliated oil and gas company’s interests in approximately 6,200 net acres of leaseholds, and related producing properties located primarily in Weld County, Colorado, along with various other related rights, permits, contracts, equipment and other assets (the “May 2014 Acquisition”). The seller received aggregate consideration of approximately $219.3 million in cash. The effective date for the acquisition was January 1, 2014, with purchase price adjustments calculated as of the closing date on May 29, 2014. This acquisition was the Company’s initial entrance into the DJ Basin of significant size, the Company’s core project area. The Company incurred $0.4 million of transaction costs related to the acquisition for the year ended December 31, 2014. No transaction costs related to the acquisition were incurred for the year ended December 31, 2015. Transaction costs are recorded in the consolidated statements of operations within the general and administrative expense line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of May 29, 2014. In December 2014, the Company completed the transaction’s post-closing settlement. The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	May 29, 2014
Consideration given
Cash	$219,320
Total consideration given	$219,320
Allocation of Purchase Price
Proved oil and gas properties	$140,275
Unproved oil and gas properties	73,600
Total fair value of oil and gas properties acquired	213,875
Working capital	$5,675
Asset retirement obligations	(230)
Fair value of net assets acquired	$219,320
Working capital acquired was estimated as follows:
Accounts receivable	$19,081
Revenue payable	(5,994)
Production taxes payable	(4,328)
Accrued liabilities	(3,084)
Total working capital	$5,675

July 2014 Acquisition

On July 28, 2014, the Company acquired an unaffiliated oil and gas company’s interests in approximately 9,000 net acres of leaseholds, and related producing properties located primarily in Weld County, Colorado, along with various other related rights, permits, contracts, equipment and other assets (the “July 2014 Acquisition”). The seller received aggregate consideration of approximately $113.4 million in cash. The effective date for the acquisition was March 1, 2014, with purchase price adjustments calculated as of the closing date on July 28, 2014. The acquisition provided strategic additions adjacent to the Company’s core project area. The Company incurred $0.3 million of transaction costs related to the acquisition for the year ended December 31, 2014. No transaction costs related to the acquisition were incurred for the year ended December 31, 2015. Transaction costs are recorded in the consolidated statements of operations within the general and administrative expense line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of July 28, 2014. In October 2014, the Company completed the transaction’s post-closing settlement. The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	July 28, 2014
Consideration given
Cash	$113,410
Total consideration given	$113,410
Allocation of Purchase Price
Proved oil and gas properties	$62,350
Unproved oil and gas properties	52,508
Total fair value of oil and gas properties acquired	114,858
Working capital	$2,337
Asset retirement obligations	(3,785)
Fair value of net assets acquired	$113,410
Working capital acquired was estimated as follows:
Accounts receivable	$5,157
Revenue payable	(297)
Production taxes payable	(1,160)
Accrued liabilities	(1,363)
Total working capital	$2,337

August 2014 Acquisition

On August 21, 2014, the Company acquired an unaffiliated oil and gas company’s interests in approximately 6,400 net acres of leaseholds, and related producing properties located primarily in Weld County, Colorado, along with various other related rights, permits, contracts, equipment and other assets (the “August 2014 Acquisition”). The seller received aggregate consideration of approximately $297.1 million in cash. The effective date for the acquisition was March 1, 2014, with purchase price adjustments calculated as of the closing date on August 21, 2014. The acquisition provided strategic additions adjacent to the Company’s core project area. The Company incurred $0.4 million of transaction costs related to the acquisition for the year ended December 31, 2014. No transaction costs related to the acquisition were incurred for the year ended December 31, 2015. Transaction costs are recorded in the consolidated statements of operations within the general and administrative expense line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of August 21, 2014. In April 2015, the Company completed the transaction’s post-closing settlement. The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	August 21, 2014
Consideration given
Cash	$297,112
Total consideration given	$297,112
Allocation of Purchase Price
Proved oil and gas properties	$167,826
Unproved oil and gas properties	132,568
Total fair value of oil and gas properties acquired	300,394
Working capital	$(1,787)
Asset retirement obligations	(1,495)
Fair value of net assets acquired	$297,112
Working capital acquired was estimated as follows:
Accounts receivable	$9,065
Well equipment inventory	503
Revenue payable	(4,967)
Production taxes payable	(1,688)
Accrued liabilities	(4,700)
Total working capital	$(1,787)

October 2014 Acquisition

On October 15, 2014, the Company acquired an unaffiliated oil and gas company’s interests in 29 producing properties located primarily in Weld County, Colorado, along with various other related rights, permits, contracts and equipment (the “October 2014 Acquisition”). The seller received aggregate consideration of approximately $1.3 million in cash. The effective date for the acquisition was July 1, 2014, with purchase price adjustments calculated as of the closing date on October 15, 2014. The acquisition expanded the Company’s core project area. The Company incurred $0.4 million of transaction costs related to the acquisition for the year ended December 31, 2014. No transaction costs related to the acquisition were incurred for the year ended December 31, 2015. Transaction costs are recorded in the consolidated statements of operations within the general and administrative expense line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of October 15, 2014. In January 2015, the Company completed the transaction’s post-closing settlement. The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	October 15, 2014
Consideration given
Cash	$1,343
Total consideration given	$1,343
Allocation of Purchase Price
Proved oil and gas properties	$6,592
Total fair value of oil and gas properties acquired	6,592
Working capital	$(4,657)
Asset retirement obligations	(592)
Fair value of net assets acquired	$1,343
Working capital acquired was estimated as follows:
Accounts receivable	$135
Revenue payable	(206)
Production taxes payable	(574)
Accrued liabilities	(4,012)
Total working capital	$(4,657)

Additionally, as part of the October 2014 Acquisition, the Company acquired unproved acreage located primarily in Weld County, Colorado from the same unaffiliated oil and gas company for approximately $76.5 million.

March 2015 Acquisition

On March 10, 2015, the Company acquired an unaffiliated oil and gas company’s interests in approximately 39,000 net acres of leaseholds, and related producing properties located primarily in Adams, Broomfield, Boulder and Weld Counties, Colorado, along with various other related rights, permits, contracts, equipment, rights of way, gathering systems and other assets (the “March 2015 Acquisition”). The seller received aggregate consideration of approximately $120.5 million in cash. The effective date for the acquisition was January 1, 2014, with purchase price adjustments calculated as of the closing date on March 10, 2015. The acquisition provided new development opportunities in the DJ Basin as well as additions adjacent to the Company’s core project area. No transaction costs related to the acquisition were incurred for the year ended December 31, 2014. The Company incurred $0.5 million of transaction costs related to the acquisition during the year ended December 31, 2015. These transaction costs are recorded in the consolidated statements of operations within the general and administrative expense line item. Additionally, the Company incurred $6.0 million of non-cash transaction costs associated with a finder’s fee to an unaffiliated third-party. The Company assigned an over-riding royalty interest in the proved and unproved oil and gas properties acquired in the March 2015 Acquisition, which had a fair value of $6.0 million on the measurement date. These transaction costs are recorded in the consolidated statements of operations within the acquisition transaction expense line item.

The acquisition is accounted for using the acquisition method under ASC 805, Business Combinations, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of March 10, 2015. In November 2015, the Company completed the transaction’s post-closing settlement. The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Purchase Price	March 10, 2015
Consideration given
Cash	$120,524
Total consideration given	$120,524
Allocation of Purchase Price
Proved oil and gas properties	$80,952
Unproved oil and gas properties	69,450
Total fair value of oil and gas properties acquired	150,402

Working capital	$(1,996)
Asset retirement obligations	(27,882)
Fair value of net assets acquired	$120,524
Working capital acquired was estimated as follows:
Accounts receivable	$462
Revenue payable	(718)
Production taxes payable	(1,740)
Total working capital	$(1,996)

Pro Forma Financial Information (Unaudited)

For the years ended December 31, 2015 and 2014, the following pro forma financial information represents the combined results for the Company and the properties acquired in the May 2014 Acquisition, July 2014 Acquisition, August 2014 Acquisition, October 2014 Acquisition and March 2015 Acquisition as if the acquisition and related financing had occurred on January 1, 2014. For purposes of the pro forma it was assumed that the 2014 acquisitions were funded through capital contributions of $419.0 million and proceeds from the Second Lien Notes of $288.5 million. For purposes of the pro forma it was assumed that the Company issued equity to finance the March 2015 Acquisition. The pro forma information includes the effects of adjustments for depletion, depreciation, amortization and accretion expense of $1.5 million and $17.2 million for the years ended December 31, 2015 and 2014, respectively. The pro forma information includes the effects of a decrease in non-recurring transaction costs that are included in general and administrative expenses and acquisition transaction expenses of $6.4 million and $1.8 million for the years ended December 31, 2015 and 2014, respectively. No pro forma adjustments were made for amortization of debt issuance and debt discount costs or interest expense for the year ended December 31, 2015. The pro forma information includes the effects of adjustments for the amortization of debt issuance and debt discount costs of $1.3 million for the year ended December 31, 2014. The pro forma information includes the effects of adjustments for the incremental interest expense on acquisition financing of $15.7 million for the year ended December 31, 2014.

The following pro forma results (in thousands) do not include any cost savings or other synergies that may result from the acquisition or any estimated costs that have been or will be incurred by the Company to integrate the properties acquired. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Years Ended December 31,
	2015	2014
Revenues	$199,746	$170,970
Operating expenses	$270,932	$104,254
Net income (loss)	$(42,047)	$75,288